CITY NATIONAL ROCHDALE FUNDS

CITY NATIONAL ROCHDALE GOVERNMENT MONEY MARKET FUND

Servicing Class (CNIXX)
Class N (CNGXX)

Class S (CNFXX)

Supplement dated June 9, 2021, to the

Summary Prospectus dated January 31, 2021, and

Prospectus dated January 31, 2021

The following sentence is added to the end of footnote (1) of the section titled “Annual Fund Operating Expenses” on page 2 of the Summary Prospectus and page 3 of the Prospectus:

The Adviser has agreed to voluntarily waive additional Management Fees for the Fund such that the fee charged is 0.04%. This additional voluntary waiver is not reflected in the fee table and may be terminated at any time.

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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

CNR-SK-056-0100